Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compen- sation Table Total for PEO (Schall) ($)	Summary Compen- sation Table Total for PEO (Kleiman) ($)	Compen- sation Actually Paid to PEO (Schall) ($)(1)	Compen- sation Actually Paid to PEO (Kleiman) ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(3)	Net Income ($)	Core FFO per Diluted Share ($)(4)
2023	2,742,016	3,076,648	5,829,702	6,234,794	1,442,044	2,620,160	94.75	99.78	430,708,000	15.03
2022	4,054,224	—	(4,363,421)	—	3,253,453	1,039,588	77.69	94.26	432,985,000	14.51
2021	7,183,068	—	8,887,546	—	3,175,109	3,773,473	124.82	138.51	515,691,000	12.49
2020	6,555,744	—	3,753,088	—	2,479,685	1,285,043	81.92	84.66	599,332,000	12.82
(1)
Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Michael J. Schall and Angela L. Kleiman	Barb M. Pak, Adam W. Berry and Anne Morrison
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Schall)	PEO (Kleiman)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NAREIT Apartment Index.
(4)
Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by NAREIT, which is the leading REIT industry association. The Company believes that, under the NAREIT FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Company Selected Measure Name			Core FFO per diluted share
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Michael J. Schall and Angela L. Kleiman	Barb M. Pak, Adam W. Berry and Anne Morrison
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NAREIT Apartment Index.

Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Schall)	PEO (Kleiman)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116

Non-PEO NEO Average Total Compensation Amount			$ 1,442,044	$ 3,253,453	$ 3,175,109	$ 2,479,685
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,620,160	1,039,588	3,773,473	1,285,043
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Schall)	PEO (Kleiman)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2023:
1.	Core FFO;
2.	Core FFO per diluted share; and
3.	Same-property NOI
For additional details regarding our most important financial performance measures, please see the sections titled “Executive Summary” and “Overview of Named Executive Officer Compensation Program” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.
For a discussion of the calculation of Core FFO, Core FFO per share-diluted, EBITDAre, net-debt-to-EBITDAre, NOI and same-property NOI and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Total Shareholder Return Amount			$ 94.75	77.69	124.82	81.92
Peer Group Total Shareholder Return Amount			99.78	94.26	138.51	84.66
Net Income (Loss)			$ 430,708,000	$ 432,985,000	$ 515,691,000	$ 599,332,000
Company Selected Measure Amount | $ / shares			15.03	14.51	12.49	12.82
PEO Name	Michael J. Schall	Angela L. Kleiman		Michael J. Schall	Michael J. Schall	Michael J. Schall
Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO
Non-GAAP Measure Description
(4)
Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by NAREIT, which is the leading REIT industry association. The Company believes that, under the NAREIT FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name			Core FFO per diluted share
Non-GAAP Measure Description
(4)
Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by NAREIT, which is the leading REIT industry association. The Company believes that, under the NAREIT FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Measure:: 3
Pay vs Performance Disclosure
Name			Same-property NOI
Michael J. Schall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,742,016	$ 4,054,224	$ 7,183,068	$ 6,555,744
PEO Actually Paid Compensation Amount			5,829,702	(4,363,421)	8,887,546	3,753,088
Angela L. Kleiman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,076,648	0	0	0
PEO Actually Paid Compensation Amount			6,234,794	0	0	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,417,645)	1,704,478	(2,802,656)
PEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(570,101)	(3,750,204)	(4,000,354)
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				578,898	3,830,188	3,681,004
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,812,145)	1,444,302	(1,592,337)
PEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,614,297)	180,192	(890,969)
PEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Michael J. Schall [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,087,686
PEO | Michael J. Schall [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael J. Schall [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael J. Schall [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Michael J. Schall [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,441,309
PEO | Michael J. Schall [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,646,377
PEO | Michael J. Schall [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Angela L. Kleiman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,158,146
PEO | Angela L. Kleiman [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Angela L. Kleiman [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Angela L. Kleiman [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Angela L. Kleiman [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,498,234
PEO | Angela L. Kleiman [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			659,912
PEO | Angela L. Kleiman [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,178,116	(2,213,865)	598,364	(1,194,642)
Non-PEO NEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,631,393)	(1,350,199)	(1,186,948)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,696,781	1,379,019	788,870
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	252,800
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			824,875	(1,611,345)	470,461	(699,110)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			353,241	(667,908)	99,083	(426,543)
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 76,289